Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Recorded investment
Recorded investment, with a specific allowance	1,054		1,125
Recorded investment, without specific allowance	145		69
Gross impaired loans	1,199		1,194
Unpaid principal balance
Unpaid principal balance, with a specific allowance	982		1,057
Unpaid principal balance, without specific allowance	145		69
Unpaid principal balance	1,127		1,126
Associated specific allowance	482		511
Average recorded investment
Average recorded investment, with a specific allowance	1,106	1,227
Average recorded investment, without specific allowance	95	195
Average recorded investment	1,201	1,422
Interest income recognized
Interest income recognized, with a specific allowance	1	5
Interest income recognized, without specific allowance	0	0
Interest income recognized	1	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	4
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	1	4
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	758		828
Recorded investment, without specific allowance	34		12
Gross impaired loans	792		840
Unpaid principal balance
Unpaid principal balance, with a specific allowance	701		774
Unpaid principal balance, without specific allowance	34		12
Unpaid principal balance	735		786
Associated specific allowance	378		407
Average recorded investment
Average recorded investment, with a specific allowance	819	908
Average recorded investment, without specific allowance	23	113
Average recorded investment	842	1,021
Interest income recognized
Interest income recognized, with a specific allowance	0	3
Interest income recognized, without specific allowance	0	0
Interest income recognized	0	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	3
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	0	3
Real estate.
Recorded investment
Recorded investment, with a specific allowance	92		68
Recorded investment, without specific allowance	2		2
Gross impaired loans	94		70
Unpaid principal balance
Unpaid principal balance, with a specific allowance	87		63
Unpaid principal balance, without specific allowance	2		2
Associated specific allowance	10		13
Average recorded investment
Average recorded investment, with a specific allowance	79	63
Average recorded investment, without specific allowance	13	7
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	547		629
Recorded investment, without specific allowance	32		9
Gross impaired loans	579		638
Unpaid principal balance
Unpaid principal balance, with a specific allowance	500		584
Unpaid principal balance, without specific allowance	32		9
Associated specific allowance	298		312
Average recorded investment
Average recorded investment, with a specific allowance	616	700
Average recorded investment, without specific allowance	10	103
Interest income recognized
Interest income recognized, with a specific allowance	0	3
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	3
Interest income recognized on a cash basis, without specific allowance	0	0
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	119		131
Recorded investment, without specific allowance	0		1
Gross impaired loans	119		132
Unpaid principal balance
Unpaid principal balance, with a specific allowance	114		127
Unpaid principal balance, without specific allowance	0		1
Associated specific allowance	70		82
Average recorded investment
Average recorded investment, with a specific allowance	124	145
Average recorded investment, without specific allowance	0	3
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	296		297
Recorded investment, without specific allowance	111		57
Gross impaired loans	407		354
Unpaid principal balance
Unpaid principal balance, with a specific allowance	281		283
Unpaid principal balance, without specific allowance	111		57
Unpaid principal balance	392		340
Associated specific allowance	104		104
Average recorded investment
Average recorded investment, with a specific allowance	287	319
Average recorded investment, without specific allowance	72	82
Average recorded investment	359	401
Interest income recognized
Interest income recognized, with a specific allowance	1	2
Interest income recognized, without specific allowance	0	0
Interest income recognized	1	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	1	1
Mortgages
Recorded investment
Recorded investment, with a specific allowance	161		162
Recorded investment, without specific allowance	45		10
Gross impaired loans	206		172
Unpaid principal balance
Unpaid principal balance, with a specific allowance	151		153
Unpaid principal balance, without specific allowance	45		10
Associated specific allowance	18		16
Average recorded investment
Average recorded investment, with a specific allowance	155	149
Average recorded investment, without specific allowance	18	26
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1
Interest income recognized on a cash basis, without specific allowance	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	67		67
Recorded investment, without specific allowance	26		29
Gross impaired loans	93		96
Unpaid principal balance
Unpaid principal balance, with a specific allowance	63		63
Unpaid principal balance, without specific allowance	26		29
Associated specific allowance	51		54
Average recorded investment
Average recorded investment, with a specific allowance	65	71
Average recorded investment, without specific allowance	34	27
Interest income recognized
Interest income recognized, with a specific allowance	0	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	68		68
Recorded investment, without specific allowance	40		18
Gross impaired loans	108		86
Unpaid principal balance
Unpaid principal balance, with a specific allowance	67		67
Unpaid principal balance, without specific allowance	40		18
Associated specific allowance	35		34
Average recorded investment
Average recorded investment, with a specific allowance	67	99
Average recorded investment, without specific allowance	20	29
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0